Regulatory Requirements And Capital Ratios (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
City National [Member]
Dividends payable	$ 5,200,000
Parent Company [Member]
Cash balance	$ 28,423,000	$ 14,349,000